Stock Options (Details 2) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2010 2008 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan Minimum	Dec. 31, 2012 2012 Stock Incentive Plan Maximum
Assumptions used for the option grants
Option term (years)	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 17 days	6 years 4 months 15 days	5 years		4 years 1 month 10 days	5 years
Volatility (as a percent)	71.89%	71.89%			44.35%		39.18%	44.35%
Volatility Minimum (as a percent)			67.15%	63.71%
Volatility Maximum (as a percent)			74.54%	67.88%
Risk-free interest rate Minimum (as a percent)	1.14%	1.14%	1.15%	1.57%		0.54%
Risk-free interest rate Maximum (as a percent)	1.19%	1.43%	2.62%	3.06%		0.76%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value per option granted (in dollars per share)	$ 1.74	$ 1.73	$ 1.74	$ 3.46	$ 70.87	$ 32.56